Cash And Cash Equivalents (Schedule of cash and cash equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Balance in USD	$ 7,169	$ 4,151
Balance in other currencies	1,986	7,715
Cash and cash equivalents	$ 9,155	$ 11,866	$ 33,895	$ 11,046